FINANCIAL INSTRUMENTS (Details 25) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Short-term Debt	$ 392,872,000	$ 195,623,000
Non-current portion of non-current borrowings	465,585,000	718,735,000
Current finance lease liabilities	44,341,000	40,400,000
Non-current finance lease liabilities	$ 68,035,000	$ 73,586,000
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 64,000	$ 195,623,000
Non-current portion of non-current borrowings	$ 277,000	$ 731,990,000
Borrowings, interest rate	10.49%	6.00%
Borrowings, Nominal interest rate		6.00%
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current bonds issued and current portion of non-current bonds issued	$ 62,994,000	$ 460,977,000
Non-current portion of non-current bonds issued	4,616,331,000	3,690,266,000
Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Current finance lease liabilities	44,341,000	40,400,000
Non-current finance lease liabilities	$ 68,035,000	$ 73,586,000
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 199,597,000	$ 36,000
Non-current portion of non-current borrowings	$ 0	$ 302,242,000
Borrowings, interest rate	1.70%	1.63%
Borrowings, Nominal interest rate	0.70%	1.63%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira	Arauco Argentina S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 2,199,000	$ 5,031,000
Non-current portion of non-current borrowings	$ 11,398,000	$ 0
Borrowings, interest rate	3.51%	2.00%
Borrowings, Nominal interest rate	2.05%	2.00%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira	Arauco Argentina S.A.
Description of functional currency	U.S. Dollar	Argentine Pesos
Short-term Debt	$ 5,740,000	$ 40,000
Non-current portion of non-current borrowings	$ 11,546,000	$ 0
Borrowings, interest rate	3.26%	15.25%
Borrowings, Nominal interest rate	1.80%	15.25%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 14,007,000	$ 2,205,000
Non-current portion of non-current borrowings	$ 0	$ 13,719,000
Borrowings, interest rate	3.13%	2.05%
Borrowings, Nominal interest rate	1.75%	2.05%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 4,503,000	$ 5,772,000
Non-current portion of non-current borrowings	$ 0	$ 17,491,000
Borrowings, interest rate	3.10%	1.80%
Borrowings, Nominal interest rate	1.75%	1.80%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 2,509,000	$ 16,176,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.17%	3.23%
Borrowings, Nominal interest rate	3.17%	2.00%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 8,884,000	$ 2,501,000
Non-current portion of non-current borrowings	$ 46,010,000	$ 0
Borrowings, interest rate	3.51%	2.95%
Borrowings, Nominal interest rate	2.05%	1.75%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira	Zona Franca Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 23,201,000	$ 2,501,000
Non-current portion of non-current borrowings	$ 46,673,000	$ 0
Borrowings, interest rate	3.26%	1.60%
Borrowings, Nominal interest rate	1.80%	1.60%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 46,390,000	$ 8,911,000
Non-current portion of non-current borrowings	$ 218,382,000	$ 55,378,000
Borrowings, interest rate	3.20%	3.30%
Borrowings, Nominal interest rate	3.20%	2.05%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 45,000	$ 23,341,000
Non-current portion of non-current borrowings	$ 0	$ 70,705,000
Borrowings, interest rate	0.00%	3.05%
Borrowings, Nominal interest rate		1.80%
Bonds issued, undiscounted cash flows	$ 2
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 37,310,000	$ 46,248,000
Non-current portion of non-current borrowings	$ 0	$ 249,710,000
Borrowings, interest rate	3.08%	3.20%
Borrowings, Nominal interest rate	1.75%	3.20%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Celulosa y Energia Punta Pereira
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 6,000	$ 89,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.43%	2.00%
Borrowings, Nominal interest rate	2.00%	2.00%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 1,200,000	$ 37,296,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	2.91%	1.75%
Borrowings, Nominal interest rate	1.75%	1.75%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 12,517,000	$ 5,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.08%	2.00%
Borrowings, Nominal interest rate	1.75%	2.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 1,352,000	$ 1,202,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.03%	2.00%
Borrowings, Nominal interest rate	1.75%	2.00%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Short-term Debt	$ 25,243,000	$ 15,138,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.06%	2.00%
Borrowings, Nominal interest rate	1.75%	2.00%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Do Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 90,000	$ 1,351,000
Non-current portion of non-current borrowings	$ 135,000	$ 0
Borrowings, interest rate	9.50%	2.00%
Borrowings, Nominal interest rate	9.50%	2.00%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Do Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 74,000	$ 22,735,000
Non-current portion of non-current borrowings	$ 229,000	$ 0
Borrowings, interest rate	10.75%	2.00%
Borrowings, Nominal interest rate	1.75%	2.00%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Do Brasil S.A.	Arauco Do Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 10,000	$ 25,000
Non-current portion of non-current borrowings	$ 27,000	$ 0
Borrowings, interest rate	11.00%	2.50%
Borrowings, Nominal interest rate	2.00%	2.50%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Do Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 1,000	$ 3,034,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	2.50%	9.50%
Borrowings, Nominal interest rate	2.50%	9.50%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Do Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 50,000	$ 38,000
Non-current portion of non-current borrowings	$ 4,000	$ 0
Borrowings, interest rate	3.50%	5.50%
Borrowings, Nominal interest rate	3.50%	5.50%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Do Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 44,000	$ 48,000
Non-current portion of non-current borrowings	$ 36,000	$ 264,000
Borrowings, interest rate	6.00%	9.34%
Borrowings, Nominal interest rate	6.00%	9.34%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 16,000	$ 8,000
Non-current portion of non-current borrowings	$ 728,000	$ 1,000
Borrowings, interest rate	5.00%	2.50%
Borrowings, Nominal interest rate	5.00%	2.50%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 87,000	$ 51,000
Non-current portion of non-current borrowings	$ 22,000	$ 55,000
Borrowings, interest rate	6.00%	3.50%
Borrowings, Nominal interest rate	6.00%	3.50%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 27,000	$ 44,000
Non-current portion of non-current borrowings	$ 65,000	$ 81,000
Borrowings, interest rate	10.00%	6.00%
Borrowings, Nominal interest rate	10.00%	6.00%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 1,888,000	$ 400,000
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	9.50%	8.75%
Borrowings, Nominal interest rate	9.50%	8.75%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 16,000	$ 17,000
Non-current portion of non-current borrowings	$ 24,000	$ 738,000
Borrowings, interest rate	9.00%	5.00%
Borrowings, Nominal interest rate	9.00%	5.00%
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 89,000	$ 29,000
Non-current portion of non-current borrowings	$ 125,000	$ 92,000
Borrowings, interest rate	9.00%	10.00%
Borrowings, Nominal interest rate	9.00%	10.00%
Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	U.S. Dollar	Brazilian Real
Short-term Debt	$ 9,000	$ 17,000
Non-current portion of non-current borrowings	$ 23,000	$ 40,000
Borrowings, interest rate	8.20%	9.00%
Borrowings, Nominal interest rate	1.80%	9.00%
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 23,000	$ 23,000
Non-current portion of non-current borrowings	$ 56,000	$ 87,000
Borrowings, interest rate	10.80%	9.22%
Borrowings, Nominal interest rate	1.80%	9.22%
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 1,000	$ 77,000
Non-current portion of non-current borrowings	$ 0	$ 100,000
Borrowings, interest rate	2.50%	5.91%
Borrowings, Nominal interest rate	2.50%	5.91%
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 811,000	$ 5,000
Non-current portion of non-current borrowings	$ 1,047,000	$ 32,000
Borrowings, interest rate	8.10%	7.94%
Borrowings, Nominal interest rate	2.00%	7.94%
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. Dollar	Brazilian Real
Short-term Debt	$ 34,000	$ 12,000
Non-current portion of non-current borrowings	$ 78,000	$ 80,000
Borrowings, interest rate	7.70%	11.30%
Borrowings, Nominal interest rate	2.00%	11.30%
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 4,000	$ 16,000
Non-current portion of non-current borrowings	$ 917,000	$ 3,000
Borrowings, interest rate	9.82%	2.50%
Borrowings, Nominal interest rate	2.91%	2.50%
Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. Dollar	Brazilian Real
Short-term Debt	$ 5,000	$ 715,000
Non-current portion of non-current borrowings	$ 289,000	$ 1,753,000
Borrowings, interest rate	7.30%	8.59%
Borrowings, Nominal interest rate	2.91%	8.59%
Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 1,979,000	$ 136,000
Non-current portion of non-current borrowings	$ 682,000	$ 212,000
Borrowings, interest rate	8.90%	7.44%
Borrowings, Nominal interest rate	8.90%	7.44%
Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 777,000	$ 4,000
Non-current portion of non-current borrowings	$ 5,279,000	$ 920,000
Borrowings, interest rate	9.91%	9.82%
Borrowings, Nominal interest rate	2.91%	9.82%
Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 468,000	$ 4,000
Non-current portion of non-current borrowings	$ 3,168,000	$ 288,000
Borrowings, interest rate	10.91%	7.05%
Borrowings, Nominal interest rate	3.91%	7.05%
Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. Dollar	Brazilian Real
Short-term Debt	$ 402,000	$ 33,000
Non-current portion of non-current borrowings	$ 3,734,000	$ 0
Borrowings, interest rate	7.31%	9.32%
Borrowings, Nominal interest rate	2.91%	9.32%
Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Arauco Forest Brasil S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 523,000	$ 103,000
Non-current portion of non-current borrowings	$ 3,520,000	$ 83,000
Borrowings, interest rate	12.11%	6.00%
Borrowings, Nominal interest rate	5.11%	6.00%
Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	Brazilian Real	Brazilian Real
Short-term Debt	$ 0	$ 23,000
Non-current portion of non-current borrowings	$ 81,000	$ 6,060,000
Borrowings, interest rate	11.00%	8.91%
Borrowings, Nominal interest rate	2.00%	8.91%
Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Emprendimientos Pat. S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	U.S. Dollar	Brazilian Real
Short-term Debt	$ 0	$ 16,000
Non-current portion of non-current borrowings	$ 38,000	$ 3,635,000
Borrowings, interest rate	8.40%	9.91%
Borrowings, Nominal interest rate	2.00%	9.91%
Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Novo Oeste Gestao de Ativos Florestais S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	Brazilian Real	U.S. Dollar
Short-term Debt	$ 1,000	$ 60,000
Non-current portion of non-current borrowings	$ 84,000	$ 4,073,000
Borrowings, interest rate	11.00%	7.05%
Borrowings, Nominal interest rate	2.00%	7.05%
Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Novo Oeste Gestao de Ativos Florestais S.A.	Mahal Emprendimientos Pat. S.A.
Description of functional currency	U.S. Dollar	Brazilian Real
Short-term Debt	$ 1,000	$ 19,000
Non-current portion of non-current borrowings	$ 39,000	$ 4,038,000
Borrowings, interest rate	8.40%	11.11%
Borrowings, Nominal interest rate	2.00%	11.11%
Bank Borrowings Fourty Six [Member]
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	$ 157,058,000
Borrowings, interest rate	3.00%
Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Flakeboard America Ltd
Description of functional currency	U.S. Dollar
Short-term Debt	$ 675,000
Borrowings, Nominal interest rate	1.65%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Borrowings, Nominal interest rate	10.49%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.24%	4.24%
Borrowings, Nominal interest rate	4.21%	4.21%
Current bonds issued and current portion of non-current bonds issued	$ 1,528,000	$ 1,931,000
Non-current portion of non-current bonds issued	$ 263,721,000	$ 282,037,000
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	3.23%
Borrowings, Nominal interest rate	4.21%	3.22%
Current bonds issued and current portion of non-current bonds issued	$ 611,000	$ 2,115,000
Non-current portion of non-current bonds issued	$ 106,308,000	$ 215,718,000
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.23%	3.96%
Borrowings, Nominal interest rate	3.22%	3.96%
Current bonds issued and current portion of non-current bonds issued	$ 2,342,000	$ 996,000
Non-current portion of non-current bonds issued	$ 231,943,000	$ 273,747,000
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.96%	2.96%
Borrowings, Nominal interest rate	3.96%	2.98%
Current bonds issued and current portion of non-current bonds issued	$ 1,103,000	$ 10,425,000
Non-current portion of non-current bonds issued	$ 294,408,000	$ 73,589,000
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.96%	3.57%
Borrowings, Nominal interest rate	2.98%	3.57%
Current bonds issued and current portion of non-current bonds issued	$ 22,364,000	$ 1,755,000
Non-current portion of non-current bonds issued	$ 57,395,000	$ 318,660,000
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.57%	2.44%
Borrowings, Nominal interest rate	3.57%	2.89%
Current bonds issued and current portion of non-current bonds issued	$ 1,944,000	$ 600,000
Non-current portion of non-current bonds issued	$ 345,336,000	$ 229,565,000
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Argentina S.A.
Description of functional currency	U.F.	U.S. Dollar
Borrowings, interest rate	2.44%	6.39%
Borrowings, Nominal interest rate	2.89%	6.38%
Current bonds issued and current portion of non-current bonds issued	$ 650,000	$ 270,787,000
Non-current portion of non-current bonds issued	$ 251,028,000	$ 0
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Borrowings, interest rate	7.26%	7.26%
Borrowings, Nominal interest rate	7.25%	7.25%
Current bonds issued and current portion of non-current bonds issued	$ 6,168,000	$ 15,205,000
Non-current portion of non-current bonds issued	$ 217,034,000	$ 570,504,000
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Borrowings, interest rate	5.02%	7.50%
Borrowings, Nominal interest rate	5.00%	7.50%
Current bonds issued and current portion of non-current bonds issued	$ 4,422,000	$ 127,683,000
Non-current portion of non-current bonds issued	$ 224,164,000	$ 0
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Borrowings, interest rate	4.77%	5.02%
Borrowings, Nominal interest rate	4.75%	5.00%
Current bonds issued and current portion of non-current bonds issued	$ 5,705,000	$ 8,889,000
Non-current portion of non-current bonds issued	$ 295,531,000	$ 466,926,000
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Borrowings, interest rate	4.52%	4.77%
Borrowings, Nominal interest rate	4.50%	4.75%
Current bonds issued and current portion of non-current bonds issued	$ 9,375,000	$ 11,215,000
Non-current portion of non-current bonds issued	$ 638,324,000	$ 599,895,000
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar	U.S. Dollar
Borrowings, interest rate	3.90%	4.52%
Borrowings, Nominal interest rate	3.88%	4.50%
Current bonds issued and current portion of non-current bonds issued	$ 3,175,000	$ 9,376,000
Non-current portion of non-current bonds issued	$ 659,979,000	$ 659,625,000
Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 1,194,000	$ 1,853,000
Non-current finance lease liabilities	$ 1,966,000	$ 2,380,000
Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 5,335,000	$ 6,541,000
Non-current finance lease liabilities	$ 9,554,000	$ 11,990,000
Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 2,931,000	$ 2,653,000
Non-current finance lease liabilities	$ 5,096,000	$ 7,127,000
Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 17,341,000	$ 14,155,000
Non-current finance lease liabilities	$ 20,266,000	$ 25,767,000
Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 4,572,000	$ 6,703,000
Non-current finance lease liabilities	$ 894,000	$ 4,846,000
Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 7,344,000	$ 3,976,000
Non-current finance lease liabilities	$ 20,420,000	$ 10,325,000
Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	Chilean Pesos	Chilean Pesos
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 67,000	$ 184,000
Non-current finance lease liabilities	$ 0	$ 61,000
Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	Chilean Pesos	Chilean Pesos
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 2,154,000	$ 1,756,000
Non-current finance lease liabilities	$ 2,276,000	$ 3,347,000
Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Description of functional currency	Chilean Pesos	Chilean Pesos
Borrowings, interest rate	0.00%	0.00%
Borrowings, Nominal interest rate	0.00%	0.00%
Current finance lease liabilities	$ 3,068,000	$ 2,579,000
Non-current finance lease liabilities	$ 6,422,000	7,743,000
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollar
Borrowings, interest rate	5.50%
Borrowings, Nominal interest rate	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 3,607,000
Non-current portion of non-current bonds issued	$ 1,031,160,000
Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.
Description of functional currency	Chilean Pesos
Borrowings, interest rate	0.00%
Borrowings, Nominal interest rate	0.00%
Current finance lease liabilities	$ 335,000
Non-current finance lease liabilities	1,141,000
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	110,700,000	134,140,000
Current finance lease liabilities	9,928,000	9,534,000
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,000	134,140,000
Bonds issued, undiscounted cash flows		22,000
Not later than three months [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	28,012	51,875,000
Not later than three months [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	9,928,000	9,534,000
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	25,000	0
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,167,000	5,031,000
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,953,000	11,000
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,007,000	1,178,000
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,990,000
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,000	16,176,000
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,723,000	0
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,946,000	2,501,000
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	25,176,000	4,768,000
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	12,104,000
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,746,000	25,474,000
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6,000	89,000
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,200,000	24,733,000
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,000	5,000
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,352,000	1,202,000
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,230,000	10,135,000
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,000	1,351,000
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18,000	22,735,000
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,000	7,000
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,000	2,713,000
Not later than three months [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,000	13,000
Not later than three months [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,000	2,000
Not later than three months [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,000	2,000
Not later than three months [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22,000	13,000
Not later than three months [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,000	11,000
Not later than three months [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	981,000	400,000
Not later than three months [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	17,000
Not later than three months [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,000	8,000
Not later than three months [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,000	1,000
Not later than three months [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6,000	5,000
Not later than three months [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,000	20,000
Not later than three months [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	192,000	0
Not later than three months [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34,000	0
Not later than three months [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,000	4,000
Not later than three months [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,000	195,000
Not later than three months [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	995,000	35,000
Not later than three months [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,000	4,000
Not later than three months [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,000	4,000
Not later than three months [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	63,000	1,000
Not later than three months [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	19,000	62,000
Not later than three months [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,000
Not later than three months [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	16,000
Not later than three months [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	60,000
Not later than three months [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	19,000
Not later than three months [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	675,000
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	2,115,000
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,342	0
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	586,000
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	1,755,000
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,168	15,205,000
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,422	2,734,000
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,705	8,889,000
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,375	11,215,000
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	9,376,000
Not later than three months [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	168,000	237,000
Not later than three months [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,563,000	1,571,000
Not later than three months [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	749,000	645,000
Not later than three months [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,346,000	3,294,000
Not later than three months [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,151,000	1,673,000
Not later than three months [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,443,000	982,000
Not later than three months [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	50,000	46,000
Not later than three months [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	607,000	439,000
Not later than three months [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	767,000	647,000
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Not later than three months [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	84,000
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	282,172,000	61,483,000
Current finance lease liabilities	34,413,000	30,866,000
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	52,000	61,483,000
Bonds issued, undiscounted cash flows		66,000
Later than three months and not later than one year [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,982	409,102,000
Later than three months and not later than one year [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	34,413,000	30,866,000
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	199,572,000	36,000
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,032,000	0
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,787,000	29,000
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,027,000
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,503,000	2,782,000
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,506,000	0
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,161,000	2,501,000
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,255,000	0
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	21,214,000	4,143,000
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	45,000	11,237,000
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,564,000	20,774,000
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	12,563,000
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,513,000	0
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,013,000	5,003,000
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	67,000	0
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	56,000	0
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,000	18,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	321,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	37,000	25,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	33,000	46,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	6,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	65,000	38,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,000	33,000
Later than three months and not later than one year [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	907,000	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,000	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	69,000	21,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,000	16,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17,000	18,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	57,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	619,000	5,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	12,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	12,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	520,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	984,000	101,000
Later than three months and not later than one year [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	754,000	0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	452,000	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	339,000	32,000
Later than three months and not later than one year [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	504,000	41,000
Later than three months and not later than one year [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,000	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,000	0
Later than three months and not later than one year [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,528	1,931,000
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	611	0
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	996,000
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,103	9,839,000
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,364	0
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,944	600,000
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	650	270,787,000
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	124,949,000
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	3,175	0
Later than three months and not later than one year [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,026,000	1,616,000
Later than three months and not later than one year [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,772,000	4,970,000
Later than three months and not later than one year [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,182,000	2,008,000
Later than three months and not later than one year [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	13,995,000	10,861,000
Later than three months and not later than one year [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,421,000	5,030,000
Later than three months and not later than one year [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	5,901,000	2,994,000
Later than three months and not later than one year [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	17,000	138,000
Later than three months and not later than one year [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,547,000	1,317,000
Later than three months and not later than one year [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,301,000	1,932,000
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	3,607
Later than three months and not later than one year [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	251,000
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	85,000	392,139,000
Bonds issued, undiscounted cash flows		88,000
Later than one year and not later than two years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	394,629	161,700,000
Later than one year and not later than two years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	25,010,000	0
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	302,242,000
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,434,000	0
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,870,000	0
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,450,000
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,997,000
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,828,000	0
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,735,000	0
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	50,198,000	9,895,000
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	24,249,000
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	43,915,000
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	89,000	0
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	74,000	0
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,000	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,000	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	36,000	100,000
Later than one year and not later than two years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,000
Later than one year and not later than two years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22,000	51,000
Later than one year and not later than two years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,000	44,000
Later than one year and not later than two years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,000	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	53,000	27,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,000	16,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,000	30,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	77,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	403,000	9,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	78,000	23,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	694,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	107,000	134,000
Later than one year and not later than two years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,017,000	0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,810,000	0
Later than one year and not later than two years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,037,000	0
Later than one year and not later than two years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,011,000	41,000
Later than one year and not later than two years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,000	758,000
Later than one year and not later than two years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,000	454,000
Later than one year and not later than two years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	26,000	339,000
Later than one year and not later than two years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,000	504,000
Later than one year and not later than two years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,060,000
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	28,132	11,587,000
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,340	6,344,000
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,027	7,794,000
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,633	21,758,000
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,445	7,022,000
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	4,695,000
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,200	0
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	217,034	36,250,000
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,013	0
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,153	20,000,000
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	23,750,000
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500,000
Later than one year and not later than two years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	983,000	0
Later than one year and not later than two years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	4,139,000	0
Later than one year and not later than two years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,318,000	0
Later than one year and not later than two years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	7,886,000	0
Later than one year and not later than two years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	447,000	0
Later than one year and not later than two years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	4,856,000	0
Later than one year and not later than two years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than one year and not later than two years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,015,000	0
Later than one year and not later than two years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,032,000	0
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than one year and not later than two years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	334,000
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	74,000	95,673,000
Bonds issued, undiscounted cash flows		22,000
Later than two years and not later than three years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	393,669	676,622,000
Later than two years and not later than three years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	25,010,000	50,559,000
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,361,000	0
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,676,000	0
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,387,000
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,830,000
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,526,000	0
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22,938,000	0
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	49,484,000	9,637,000
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,568,000
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	44,538,000
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	46,000	0
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	74,000	0
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,000	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	100,000
Later than two years and not later than three years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4,000
Later than two years and not later than three years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,000	37,000
Later than two years and not later than three years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,000	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	28,000	27,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,000	16,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22,000	30,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	115,000	2,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,000	405,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	212,000	78,000
Later than two years and not later than three years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,262,000	0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,358,000	0
Later than two years and not later than three years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,697,000	0
Later than two years and not later than three years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,509,000	32,000
Later than two years and not later than three years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,000	3,030,000
Later than two years and not later than three years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,000	1,818,000
Later than two years and not later than three years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	28,000	2,037,000
Later than two years and not later than three years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,000	2,020,000
Later than two years and not later than three years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,839,000
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,301	29,091,000
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,005	6,344,000
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	224,916	7,794,000
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,633	21,172,000
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,796	7,022,000
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	4,695,000
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,200	0
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	534,254,000
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,013	0
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,153	20,000,000
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	23,750,000
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500,000
Later than two years and not later than three years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	983,000	1,179,000
Later than two years and not later than three years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	4,139,000	7,731,000
Later than two years and not later than three years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,318,000	5,092,000
Later than two years and not later than three years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	7,886,000	16,861,000
Later than two years and not later than three years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	447,000	4,663,000
Later than two years and not later than three years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	4,856,000	7,501,000
Later than two years and not later than three years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	61,000
Later than two years and not later than three years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	1,015,000	2,418,000
Later than two years and not later than three years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	3,032,000	5,053,000
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than two years and not later than three years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	334,000
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	64,000	92,601,000
Bonds issued, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	350,069	336,863,000
Later than three years and not later than four years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	9,008,000	0
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,282,000	0
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,324,000
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,664,000
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,201,000	0
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	47,929,000	9,379,000
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	22,888,000
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	45,209,000
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	74,000	0
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,000	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	57,000
Later than three years and not later than four years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	364,000	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,000	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	28,000	27,000
Later than three years and not later than four years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,000	8,000
Later than three years and not later than four years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,000	19,000
Later than three years and not later than four years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	322,000	9,000
Later than three years and not later than four years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,000
Later than three years and not later than four years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	458,000	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	145,000	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	202,000	0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	114,000
Later than three years and not later than four years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	24,000
Later than three years and not later than four years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	10,000
Later than three years and not later than four years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,000	2,272,000
Later than three years and not later than four years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,000	1,363,000
Later than three years and not later than four years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	28,000	1,697,000
Later than three years and not later than four years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,000	1,514,000
Later than three years and not later than four years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17,925,000
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	26,469	27,486,000
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,670	203,030,000
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	7,794,000
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,633	20,586,000
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,154	7,022,000
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	4,695,000
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,200	0
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	204,138	0
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,153	20,000,000
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	23,750,000
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500,000
Later than three years and not later than four years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than three years and not later than four years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	638,000	0
Later than three years and not later than four years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	230,000	0
Later than three years and not later than four years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,247,000	0
Later than three years and not later than four years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than three years and not later than four years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	5,354,000	0
Later than three years and not later than four years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than three years and not later than four years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	123,000	0
Later than three years and not later than four years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	179,000	0
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than three years and not later than four years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	237,000
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	54,000	58,576,000
Bonds issued, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	400,231	516,143,000
Later than four years and not later than five years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	9,007,000	23,027,000
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,201,000	0
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,256,000
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,885,000	0
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	47,207,000	9,096,000
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	45,882,000
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,000	0
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	7,000
Later than four years and not later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	364,000	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	369,000
Later than four years and not later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,000	11,000
Later than four years and not later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,000
Later than four years and not later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	322,000	5,000
Later than four years and not later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	11,000
Later than four years and not later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	344,000	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	120,000	327,000
Later than four years and not later than five years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	161,000	0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	460,000
Later than four years and not later than five years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	144,000
Later than four years and not later than five years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,000	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,000	0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17,925,000
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,638	33,383,000
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,335	0
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	7,794,000
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	28,334	10,073,000
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	7,022,000
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,777	4,695,000
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,200	0
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	259,072	406,926,000
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	23,750,000
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500,000
Later than four years and not later than five years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	1,201,000
Later than four years and not later than five years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	638,000	4,259,000
Later than four years and not later than five years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	230,000	2,035,000
Later than four years and not later than five years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	2,247,000	8,906,000
Later than four years and not later than five years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	183,000
Later than four years and not later than five years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	5,354,000	2,824,000
Later than four years and not later than five years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than four years and not later than five years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	123,000	929,000
Later than four years and not later than five years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	179,000	2,690,000
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000
Later than four years and not later than five years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	236,000
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	138,161,000	92,351,000
Non-current finance lease liabilities	0	0
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	93,001,000
Bonds issued, undiscounted cash flows		0
Later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	3,077,733	1,998,938,000
Later than five years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,120,000	0
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4,302,000
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,570,000	0
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	23,564,000	17,371,000
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	70,166,000
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	369,000
Later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	327,000
Later than five years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	346,000
Later than five years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	120,000
Later than five years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	111,309,000
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	156,181	180,490,000
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	62,958	0
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	242,571,000
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	240,175	0
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	290,572,000
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	314,228	210,785,000
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	230,228	0
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	548,324	504,895,000
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	582,479	569,625,000
Later than five years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	0
Later than five years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	0	$ 0
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	943,160
Later than five years [member] | Finance Lease Ten [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross finance lease obligations	$ 0